Stock-based Compensation (Expense and Tax Benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	$ 64	$ 57	$ 90
Tax benefit recognized in income	14	12	21
Excess tax benefit recognized in income	16	23	13
Stock Option Awards [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	11	12	12
Employee Share Investment Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	21	15	40
Share Units Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	28	26	38
Voluntary Incentive Deferral Plan (VIDP) [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	$ 4	$ 4	$ 0